Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Social Security contributions	$ 66	$ 50	$ 45